Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,460,382,363	$ 1,242,861,811
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	204,878,378	550,532,688
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Cash:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,929,740	1,436,271
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	86,104,555	81,552,897
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Funds:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	116,844,083	467,543,520
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	153,546,276	502,151,041
Fair Value, Inputs, Level 1 [Member] | Cash:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,929,740	1,436,271
Fair Value, Inputs, Level 1 [Member] | Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	86,104,555	81,552,897
Fair Value, Inputs, Level 1 [Member] | Mutual Funds:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	65,511,981	419,161,873
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	51,332,102	48,381,647
Fair Value, Inputs, Level 2 [Member] | Cash:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Funds:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	51,332,102	48,381,647
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Cash:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds:
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Measured at Net Asset Value Per Share [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,255,503,985	$ 692,329,123